Credit facility payable (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022
Credit facility payable
Credit facility	$ 5,000,000
Maturity Date	Jun. 30, 2023
Accrued interest amount		$ 23,266
Principal amount		0	$ 802,328
Incurred legal costs		$ 80,133